united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

17605 Wright Street, Omaha, Nebraska 68130

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110, Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 9/30

Date of reporting period: 3/31/15

Item 1. Reports to Stockholders.

ASCENDANT BALANCED FUND
ASCENDANT DEEP VALUE CONVERTIBLES FUND

Semi-Annual Report
March 31, 2015

www.ascendantfunds.com
1 (855) 527-2363

Distributed by Northern Lights Distributors, LLC
Member FINRA

Ascendant Balanced Fund
PORTFOLIO REVIEW (Unaudited)
March 31, 2015

The Fund’s performance figures* for the periods ending March 31, 2015, compared to its benchmarks:

			Inception** -
	Six Months	One Year	March 31, 2015
Ascendant Balanced Fund Class A Shares	0.69%	2.01%	12.07%
Ascendant Balanced Fund Class A Shares with load	(5.07)%	(3.84)%	10.19%
Ascendant Balanced Fund Class C Shares	0.34%	1.32%	11.28%
Ascendant Balanced Fund Class I Shares	0.80%	2.26%	12.40%
S&P 500 Total Return Index	5.93%	12.73%	21.06%
BofA Merrill Lynch U.S. Corporate & Government Index	3.84%	6.26%	3.41%
Blended Benchmark Index***	5.20%	10.24%	13.87%

* The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and distributions and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than the original cost. Total returns are calculated using the traded NAV on March 31, 2015 (Class A and C). The returns shown do not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or on the redemption of the Fund shares. The Fund’s total annual operating expenses, including underlying funds, are 2.36%, 3.11% and 2.11%, respectively, for Class A, Class C and Class I shares per the January 28, 2015 prospectus. Class A shares are subject to a maximum sales charge of 5.75% imposed on purchases and up to a 1.00% contingent deferred sales charge on certain redemptions. For certain of the periods shown, the Fund’s adviser waived and/or reimbursed certain expenses of the Fund. Absent this arrangement, the Fund’s performance would have been lower. For performance information current to the most recent month-end, please call toll free (855) 527-2363.

** Commencement of operations is October 5, 2011.

The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

BofA Merrill Lynch U.S. Corporate & Government Index tracks the performance of U.S. dollar denominated investment grade debt publicly issued in the U.S. domestic market, including U.S. Treasury, U.S. agency, foreign government, supranational and corporate securities. Investors cannot invest directly in an index or benchmark.

*** The Blended Benchmark Index represents a blend of 60% S&P 500 Total Return Index and 40% BofA Merrill Lynch U.S. Corporate & Government Index. Investors cannot invest directly in an index or benchmark.

Ascendant Balanced Fund
PORTFOLIO REVIEW (Unaudited) (Continued)
March 31, 2015

The Fund’s top asset classes as of March 31, 2015, are as follows:

Percent of
Top Ten Asset Class/Industry Sector	Net Assets
Consumer, Non-cyclical	17.5%
Financial	17.3%
Consumer, Cyclical	13.3%
Technology	13.1%
Communications	10.0%
Energy	9.2%
Industrial	7.7%
Funds	3.7%
Basic Materials	1.9%
Utilities	1.9%
Other, Cash & Cash Equivalents	4.4%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed analysis of the Fund’s holdings.

Ascendant Deep Value Convertibles Fund
PORTFOLIO REVIEW (Unaudited)
March 31, 2015

The Fund’s performance figures* for the periods ending March 31, 2015, compared to its benchmarks:

			Inception**-
	Six Months	One Year	March 31, 2015
Ascendant Deep Value Convertibles Fund Class A Shares	(4.33)%	(4.47)%	10.09%
Ascendant Deep Value Convertibles Fund Class A Shares with load	(9.81)%	(9.97)%	8.23%
Ascendant Deep Value Convertibles Fund Class C Shares	(4.70)%	(5.07)%	9.38%
Ascendant Deep Value Convertibles Fund Class I Shares	(4.18)%	(4.14)%	10.42%
Merrill Lynch Yield Alternative Index	(0.34)%	0.12%	8.26%
S&P Composite 1500 Index	6.67%	12.54%	21.25%
Dow Jones U.S. Select Dividend Total Return Index	7.44%	10.13%	19.06%

* The performance data quoted here represents past performance. The performance comparison includes reinvestment of all dividends and distributions and has been adjusted for the Class A maximum applicable sales charge of 5.75%. Current performance may be lower or higher than the performance data quoted above. Past performance is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than the original cost. Total returns are calculated using the traded NAV on March 31, 2015 (Class I). The returns shown do not reflect the deduction of taxes that a shareholder would have to pay on Fund distributions or on the redemption of the Fund shares. The Fund’s total annual operating expenses, including underlying funds, are 2.44%, 3.19% and 2.19%, respectively, for Class A, Class C and Class I shares per the January 28, 2015 prospectus. Class A shares are subject to a maximum sales charge of 5.75% imposed on purchases and up to a 1.00% contingent deferred sales charge on certain redemption. For certain of the periods shown, the Fund’s adviser waived and/or reimbursed certain expenses of the Fund. Absent this arrangement, the Fund’s performance would have been lower. For performance information current to the most recent month-end, please call toll free (855) 527-2363.

** Commencement of operations is October 5, 2011.

The S&P Composite 1500 is an investable U.S. equity benchmark. The S&P Composite 1500 combines three leading indices, the S&P 500, the S&P MidCap 400, and the S&P SmallCap 600 to cover approximately 90% of the U.S. market capitalization. It is designed for investors seeking to replicate the performance of the U.S. equity market or benchmark against a representative universe of tradable stocks. Investors cannot invest directly in an index.

The Dow Jones U.S. Select Dividend Total Return Index measures the performance of 100 of the highest dividend-yielding securities (excluding real estate investment trusts (“REITs”)) in the Dow Jones U.S. Index. The benchmark index has been changed to reflect changes to the Fund’s investment strategy. Investors cannot invest directly in an index.

The Merrill Lynch Yield Alternative Index (VYLD) measure the performance of convertible issuances with a greater than $50 million aggregate market value at issuance. The Merrill Lynch Yield Alternatives Index has replaced the Standard and Poor’s Composite 1500 Index as the Fund’s benchmark index to reflect changes to the Fund’s principal investment strategy. Investors cannot invest directly in an index.

Ascendant Deep Value Convertibles Fund
PORTFOLIO REVIEW (Unaudited) (Continued)
March 31, 2015

The Fund’s top asset classes as of March 31, 2015, are as follows:

Percent of
Top Ten Asset Class/Industry Sector	Net Assets
Financial	25.0%
Consumer, Non-Cyclical	15.2%
Consumer, Cyclical	14.3%
Communications	12.7%
Technology	9.8%
Funds	8.5%
Energy	5.6%
Industrial	1.7%
Utilities	1.4%
Other, Cash & Cash Equivalents	5.8%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed analysis of the Fund’s holdings.

Ascendant Balanced Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2015

Shares		Value
	COMMON STOCKS - 56.9%
	ADVERTISING - 1.0%
450	Alliance Data Systems Corp. *	$133,313
993	Omnicom Group, Inc.	77,434
		210,747
	AEROSPACE & DEFENSE - 1.1%
711	Lockheed Martin Corp.	144,305
857	United Technologies Corp.	100,440
		244,745
	AIRLINES - 1.4%
2,009	Alaska Air Group, Inc.	132,956
3,881	Southwest Airlines Co.	171,928
		304,884
	AUTO MANUFACTURER - 0.5%
2,868	General Motors Co.	107,550

	AUTO PARTS & EQUIPMENT - 0.4%
694	Lear Corp.	76,909

	BANKS - 3.1%
4,863	BB&T Corp.	189,608
1,896	Northern Trust Corp.	132,056
2,365	Prosperity Bancshares, Inc.	124,115
2,107	Texas Capital Bancshares, Inc. *	102,506
3,072	U.S. Bancorp	134,154
		682,439
	BEVERAGES - 0.8%
1,499	Coca-Cola Enterprises, Inc.	66,256
1,008	Constellation Brands, Inc. - Class A *	117,140
		183,396
	CHEMICALS - 1.4%
490	CF Industries Holdings, Inc.	139,003
1,539	Sensient Technologies Corp.	106,006
878	Valspar Corp.	73,778
		318,787
	COMMERCIAL SERVICES - 2.0%
1,046	Automatic Data Processing, Inc.	89,579
1,872	Deluxe Corp.	129,692
1,776	Mastercard, Inc. - Class A	153,429
2,605	Quanta Services, Inc. *	74,321
		447,021
	COMPUTERS - 1.9%
2,672	Apple, Inc.	332,477
1,903	Synopsys, Inc. *	88,147
		420,624
	DISTRIBUTION & WHOLESALE - 0.8%
948	Genuine Parts Co.	88,344
361	WW Grainger, Inc.	85,127
		173,471

See accompanying notes to financial statements.

Ascendant Balanced Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2015

Shares		Value
	ELECTRIC - 1.3%
3,733	American Electric Power Co., Inc.	$209,981
1,321	Pinnacle West Capital Corp.	84,214
		294,195
	ELECTRICAL COMPONENTS & EQUIPMENT - 0.5%
1,281	Belden, Inc.	119,850

	ELECTRONICS - 0.7%
1,120	Thermo Fisher Scientific, Inc.	150,461

	ENGINEERING & CONSTRUCTION - 0.3%
2,272	AECOM Technology Corp. *	70,023

	FOOD - 2.5%
1,922	Cal-Maine Foods, Inc.	75,073
2,720	ConAgra Foods, Inc.	99,362
1,776	Kellogg Co.	117,127
3,069	Kraft Foods Group, Inc.	267,356
		558,918
	HEALTHCARE-PRODUCTS - 0.8%
2,425	Hologic, Inc. *	80,086
1,221	ResMed, Inc.	87,643
		167,729
	HEALTHCARE-SERVICES - 1.3%
1,384	Aetna, Inc.	147,438
1,230	UnitedHealth Group, Inc.	145,497
		292,935
	HOUSEHOLD PRODUCTS & WARES - 0.2%
574	Spectrum Brands Holdings, Inc.	51,407

	INSURANCE - 3.5%
2,200	ACE Ltd.	245,278
1,333	Aflac, Inc.	85,325
1,774	American Financial Group, Inc.	113,802
1,446	Assurant, Inc.	88,799
2,042	Cincinnati Financial Corp.	108,798
2,538	MetLife, Inc.	128,296
		770,298
	INTERNET - 1.0%
134	Google, Inc. - Class A *	74,330
134	Google, Inc. - Class C *	73,432
1,206	J2 Global, Inc.	79,210
		226,972
	INVESTMENT COMPANIES - 0.4%
8,891	Prospect Capital Corp.	75,129

	LEISURE TIME - 1.7%
5,057	Carnival Corp.	241,927
2,430	Jarden Corp. *	128,547
		370,474

See accompanying notes to financial statements.

Ascendant Balanced Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2015

Shares		Value
	MACHINERY - 0.6%
1,489	Deere & Co.	$130,570

	MEDIA - 0.3%
1,678	Gannett Co., Inc.	62,220

	MINING - 0.1%
700	Freeport-McMoRan Copper & Gold, Inc.	13,265

	MISCELLANEOUS MANUFACTURING - 1.3%
7,497	General Electric Co.	186,001
3,144	Hillenbrand, Inc.	97,055
		283,056
	OFFICE & BUSINESS EQUIPMENT - 0.3%
2,246	Canon, Inc.	79,441

	OIL & GAS - 4.2%
347	Anadarko Petroleum Corp.	28,735
375	Apache Corp.	22,624
874	BP PLC - ADR	34,182
1,329	Chevron Corp.	139,518
296	Cimarex Energy Co.	34,067
1,726	ConocoPhillips	107,461
4,518	Denbury Resources, Inc.	32,936
411	Devon Energy Corp.	24,787
431	Diamond Offshore Drilling, Inc.	11,546
1,053	EOG Resources, Inc.	96,550
1,616	Exxon Mobil Corp.	137,360
912	Imperial Oil Ltd.	36,371
814	Marathon Oil Corp.	21,254
450	Occidental Petroleum Corp.	32,850
2,016	Royal Dutch Shell PLC - ADR	120,254
1,350	Whiting Petroleum Corp. *	41,715
		922,210
	OIL & GAS SERVICES - 1.0%
498	Baker Hughes, Inc.	31,663
170	Core Laboratories NV	17,763
2,191	Halliburton Co.	96,141
411	National Oilwell Varco, Inc.	20,546
292	Oil States International, Inc. *	11,613
287	Schlumberger Ltd.	23,947
933	Superior Energy Services, Inc.	20,843
		222,516
	PACKAGING & CONTAINERS - 0.2%
522	Packaging Corp. of America	40,815

See accompanying notes to financial statements.

Ascendant Balanced Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2015

Shares		Value
	PHARMACEUTICALS - 4.9%
2,016	Abbott Laboratories	$93,401
1,951	AbbVie, Inc.	114,212
1,810	Amerisource Bergen Corp.	205,743
943	Johnson & Johnson	94,866
3,769	Merck & Co., Inc.	216,642
1,755	Omnicare, Inc.	135,240
3,395	Pfizer, Inc.	118,112
2,576	Prestige Brands Holdings, Inc. *	110,485
		1,088,701
	PIPELINES - 2.0%
850	Enterprise Products Partners LP	27,991
1,582	Magellan Midstream Partners LP	121,355
2,274	Plains All American Pipeline LP	110,903
751	Spectra Energy Corp.	27,164
3,038	Spectra Energy Partners LP	157,338
		444,751
	PRIVATE EQUITY - 0.3%
3,163	KKR & Co. LP	72,148

	REAL ESTATE INVESTMENT TRUSTS - 2.4%
1,441	Extra Space Storage, Inc.	97,369
1,386	Lamar Advertising Co.	82,148
4,877	LaSalle Hotel Properties	189,520
579	Simon Property Group	114,144
1,333	Weyerhaeuser Co.	44,189
		527,370
	RETAIL - 4.0%
1,704	CVS Health Corp.	175,870
5,014	Foot Locker, Inc.	315,882
2,696	Gap, Inc./The	116,818
802	Outerwall, Inc.	53,028
1,843	TJX Cos., Inc.	129,102
1,166	Tractor Supply Co.	99,180
		889,880
	SEMICONDUCTORS - 1.3%
3,740	Intel Corp.	116,950
2,502	QUALCOMM, Inc.	173,489
		290,439
	SOFTWARE - 2.5%
2,236	Fiserv, Inc. *	177,538
4,487	Microsoft Corp.	182,419
1,147	MSCI, Inc.	70,323
792	Open Text Corp.	41,889
936	SYNNEX Corp.	72,306
		544,475
	TELECOMMUNICATIONS - 2.1%
4,999	AT&T, Inc.	163,217
7,689	Cisco Systems, Inc.	211,640
1,355	NeuStar, Inc. - Class A *	33,360
1,142	Verizon Communications, Inc.	55,535
		463,752

See accompanying notes to financial statements.

Ascendant Balanced Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2015

Shares		Value
	TOYS, GAMES & HOBBIES - 0.4%
1,623	Hasbro, Inc.	$102,639

	TRUCKING & LEASING - 0.4%
2,006	TAL International Group, Inc.	81,704

	TOTAL COMMON STOCKS (Cost $9,500,320)	12,578,916

	EXCHANGE TRADED FUNDS - 3.7%
	ASSET ALLOCATION FUND - 0.7%
3,326	SPDR Barclays Convertible Securities ETF	158,850

	COMMODITY FUND - 0.1%
272	SPDR Gold Shares *	30,915

	DEBT FUND - 2.7%
6,450	SPDR Barclays High Yield Bond ETF	252,969
3,900	Vanguard Intermediate-Term Corporate Bond ETF	342,030
		594,999
	EQUITY FUND - 0.2%
478	iShares Global Timber & Forestry ETF	26,104
937	Market Vectors Gold Miners ETF	17,091
		43,195

	TOTAL EXCHANGE TRADED FUNDS (Cost $830,948)	827,959

	MUTUAL FUND - 0.1%
	CLOSED-END FUND - 0.1%
2,696	Sprott Physical Silver Trust - Trust Unit * (Cost $19,993)	17,443

Principal ($)	NON-CONVERTIBLE BONDS - 8.1%
	AEROSPACE & DEFENSE - 0.8%
172,000	Lockheed Martin Corp., 7.650% due 5/1/16	184,748

	AGRICULTURE - 0.1%
14,000	Archer-Daniels Midland Co., 8.375% due 4/15/17	16,056

	BANKS - 1.0%
51,000	Goldman Sachs Group, Inc., 5.250% due 7/27/21	58,045
150,000	Wells Fargo & Co., 5.125% due 9/15/16	158,880
		216,925
	BEVERAGES - 0.2%
34,000	PepsiCo, Inc., 5.000% due 6/1/18	37,707

	DIVERSIFIED FINANCIAL SERVICES - 1.1%
248,000	Icahn Enterprises Finance Corp. 3.500% due 3/15/17	250,480

See accompanying notes to financial statements.

Ascendant Balanced Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2015

Principal ($)		Value
	FOOD - 0.8%
179,000	Nabisco, Inc., 7.550% due 6/15/15	$181,376

	IRON & STEEL - 0.4%
74,000	Nucor Corp., 5.750% due 12/1/17	82,323

	MEDIA - 1.0%
210,000	Time Warner Cable, Inc., 5.850% due 5/1/17	228,524

	OFFICE & BUSINESS EQUIPMENT - 0.9%
182,000	Xerox Corp., 7.200% due 4/1/16	193,038

	PHARMACEUTICALS - 0.5%
34,000	Merck Sharp & Dohme Corp., 5.000% due 6/30/19	38,580
74,000	Pfizer, Inc., 4.650% due 3/1/18	81,342
		119,922
	RETAIL - 0.2%
35,000	Wal-Mart Stores, Inc., 4.125% due 2/1/19	38,440

	TRUCKING & LEASING - 1.1%
236,000	Penske Truck Leasing Co., LP., 2.500% due 3/15/16, 144A	239,473

	TOTAL NON-CONVERTIBLE BONDS (Cost $1,764,241)	1,789,012

	CONVERTIBLE BONDS - 26.8%
	AIRLINES - 1.5%
110,000	AirTran Holdings, Inc., 5.250% due 11/1/16	332,956

	AUTO MANUFACTURERS - 1.3%
98,000	Navistar International Corp., 4.500% due 10/15/18	87,526
242,000	Tesla Motors, Inc., 1.250% due 3/1/21	203,885
		291,411
	AUTO PARTS & EQUIPMENT - 0.8%
174,000	Meritor, Inc. 4.625% due 3/1/26	176,719

	COAL - 0.2%
125,000	Peabody Energy Corp., 4.750% due 12/15/41	44,766

	COMMERICAL SERVICES - 0.4%
125,000	ServiceSource International, Inc., 1.500% due 8/1/18	92,578

	DISTRIBUTION/ WHOLESALE - 0.3%
103,000	Titan Machinery, Inc., 3.750% due 5/1/19	71,585

	DIVERSIFIED FINANCIAL SERVICES - 2.3%
249,000	BGC Partners, Inc., 4.500% due 7/15/16	271,410
147,000	Jefferies Group, Inc., 3.875% due 11/1/29	149,113
120,000	Walter Investment Management Corp., 4.500% due 11/1/19	93,750
		514,273
	ELECTRIC - 0.6%
175,000	EnerNOC, Inc., 2.250% due 8/15/19, 144A	129,281

See accompanying notes to financial statements.

Ascendant Balanced Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2015

Principal ($)			Value
		ELECTRICAL COMPONENTS & EQUIPMENT - 0.7%
200,000		General Cable Corp., 4.500% due 11/15/29	$159,375

		FOOD - 1.3%
280,000		Chiquita Brands International, Inc., 4.250% due 8/15/16	279,825

		HEALTHCARE - PRODUCTS - 0.8%
140,000		NuVasive, Inc., 2.750% due 7/1/17	175,525

		HEALTHCARE - SERVICES - 0.8%
119,000		Brookdale Senior Living, Inc., 2.750% due 6/15/18	165,708

		INTERNET - 1.8%
243,000		Qihoo 360 Technology Co Ltd., 0.500% due 8/15/20, 144A	206,094
200,000		Web.com Group, Inc., 1.000% due 8/15/18	185,250
			391,344
		INVESTMENT FIRMS - 2.3%
240,000		Apollo Investment Corp., 5.750% due 1/15/16	245,550
250,000		Prospect Capital Corp., 5.875% due 1/15/19	255,000
			500,550
		MEDIA - 1.7%
667,000		Liberty Interactive LLC, 3.500% due 1/15/31	371,019

		OIL & GAS - 1.8%
89,000		Chesapeake Energy Corp., 2.500% due 5/15/37	85,718
195,000		Energy XXI Bermuda Ltd., 3.000% due 12/15/18	58,013
203,000		Goodrich Petroleum Corp., 5.000% due 10/1/29	77,140
204,000		Stone Energy Corp., 1.750% due 3/1/17	184,875
			405,746
		REAL ESTATE INVESTMENT TRUSTS - 0.9%
200,000		Campus Crest Communities, Inc., 4.750% due 10/15/18, 144A	193,625

		SEMICONDUCTORS - 2.9%
264,000		Advanced Micro Devices, Inc., 6.000% due 5/1/15	264,990
300,000		Rambus, Inc., 1.125% due 8/15/18	364,875
			629,865
		SOFTWARE - 3.3%
379,000		Cornerstone OnDemand, Inc., 1.500% due 7/1/18	369,762
370,000		Nuance Communications, Inc., 2.750% due 11/1/31	369,075
			738,837
		TELECOMMUNICATIONS - 1.1%
230,000		Clearwire Communications LLC, 8.250% due 12/1/40, 144A	251,275

		TOTAL CONVERTIBLE BONDS (Cost $5,804,096)	5,916,263

		U.S. GOVERNMENT TREASURY OBLIGATIONS - 0.4%
49,093	(b)	United States Treasury Inflation Indexed Bonds, 1.625% due 1/15/18	52,306
46,479	(b)	United States Treasury Inflation Indexed Bonds, 1.375% due 1/15/20	50,317
		TOTAL U.S. GOVERNMENT TREASURY OBLIGATIONS (Cost $101,745)	102,623

See accompanying notes to financial statements.

Ascendant Balanced Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2015

Contracts **		Value
	PURCHASED PUT OPTIONS* - 0.2%
25	S&P 500 Index, Expiration April 2015, Exercise Price $2,000	$19,625
18	S&P 500 Index, Expiration April 2015, Exercise Price $2,000	450
18	S&P 500 Index, Expiration April 2015, Exercise Price $1,975	4,140
15	S&P 500 Index, Expiration April 2015, Exercise Price $1,985	13,575
	TOTAL PURCHASED PUT OPTIONS (Cost $48,791)	37,790

	SHORT-TERM INVESTMENT- 3.4%
	MONEY MARKET FUND - 3.4%
753,228	Dreyfus Cash Management, Institutional Shares, 0.03% *** (Cost $753,228)	$753,228

	TOTAL INVESTMENTS - 99.6% (Cost $18,823,362) (a)	$22,023,234
	OTHER ASSETS LESS LIABILITIES - 0.4%	79,147
	NET ASSETS - 100.0%	$22,102,381

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $18,822,875 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$3,826,127
Unrealized Depreciation:	(625,768)
Net Unrealized Appreciation:	$3,200,359

* Non-Income producing security.
** Each option contract allows holder of the option to purchase 100 shares of the underlying stock.
*** Money market fund; interest rate reflects seven-day effective yield on March 31, 2015.
144A - Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of March 31, 2015, such securities amounted to $1,019,748 or 4.6% of net assets.
ADR - American Depositary Receipt.
N.V. - Naamloze Vennootschap
(b) Principal Amount of security is adjusted for inflation factor.

See accompanying notes to financial statements.

Ascendant Deep Value Convertibles Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
March 31, 2015

Shares		Value
	EXCHANGE TRADED FUNDS - 8.5%
	ASSET ALLOCATION FUND - 2.6%
15,676	SPDR Barclays Convertible Securities ETF	$748,686

	DEBT FUNDS - 5.9%
3,600	iShares 20+ Year Treasury Bond ETF	470,484
19,080	SPDR Barclays High Yield Bond ETF	748,318
5,350	Vanguard Intermediate-Term Corporate Bond ETF	469,195
		1,687,997

	TOTAL EXCHANGE TRADED FUNDS (Cost $2,446,272)	2,436,683

	PREFERRED STOCKS - 7.1%
	BANKS - 7.1%
850	Bank of America Corp., 7.250%	983,450
850	Wells Fargo & Co. 7.500%	1,039,550
	TOTAL PREFERRED STOCKS (Cost $1,984,791)	2,023,000

Principal ($)
	CONVERTIBLE BONDS - 77.5%
	AIRLINES - 4.1%
390,000	AirTran Holdings, Inc., 5.250%, due 11/1/16	1,180,481

	AUTO MANUFACTURERS - 3.8%
750,000	Navistar International Corp., 4.500% due 10/15/18	669,844
500,000	Tesla Motors, Inc., 1.250% due 3/1/21	421,250
		1,091,094
	AUTO PARTS & EQUIPMENT - 0.0%
12,000	Meritor, Inc., 4.625%, due 3/1/26	12,188

	COAL - 0.5%
375,000	Peabody Energy Corp., 4.750% due 12/15/41	134,297

	COMMERCIAL SERVICES - 3.2%
825,000	Ascent Capital Group, Inc., 4.000% due 7/15/20	626,484
375,000	ServiceSource International, Inc., 1.500% due 8/1/18	277,735
		904,219
	DISTRIBUTION/WHOLESALE - 1.0%
400,000	Titan Machinery, Inc., 3.750% due 5/1/19	278,000

	DIVERSIFIED FINANCIAL SERVICES - 1.1%
14,000	BGC Partners, Inc., 4.500% due 7/15/16	15,260
16,000	Jefferies Group, Inc., 3.875% due 11/1/29	16,230
380,000	Walter Investment Management Corp., 4.500% due 11/1/19	296,875
		328,365
	ELECTRIC - 1.4%
525,000	EnerNOC, Inc., 2.250% due 8/15/19, 144A	387,844

	ELECTRICAL COMPONENTS & EQUIPMENT - 1.7%
600,000	General Cable Corp. 4.500% due 11/15/29	478,125

	ENERGY-ALTERNATIVE SOURCES - 1.5%
660,000	ReneSola Ltd., 4.125% due 3/15/18, 144A	425,700

See accompanying notes to financial statements.

Ascendant Deep Value Convertibles Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2015

Principal ($)		Value
	FOOD - 2.6%
750,000	Chiquita Brands International, Inc., 4.250% due 8/15/16	$749,531

	HEALTHCARE - PRODUCTS - 5.4%
750,000	Hologic, Inc., 0.000% due 12/15/43	882,656
525,000	NuVasive, Inc., 2.750% due 7/1/17	658,219
		1,540,875
	HEALTHCARE - SERVICES - 0.1%
14,000	Brookdale Senior Living, Inc., 2.750% due 6/15/18	19,495

	HOME BUILDERS - 5.4%
700,000	AV Homes, Inc., 7.500% due 2/15/16	697,813
850,000	Ryland Group, Inc., 0.250% due 6/1/19	831,937
		1,529,750
	INTERNET - 9.8%
700,000	Qihoo 360 Technology Co. Ltd., 0.500% due 8/15/20, 144A	593,688
1,014,000	Web.com Group, Inc. 1.000% due 8/15/18	939,217
750,000	WebMD Health Corp., 2.500% due 1/31/18	765,937
600,000	Yandex NV., 1.125%, due 12/15/18	497,625
		2,796,467
	INVESTMENT COMPANIES - 5.9%
897,000	Prospect Capital Corp., 5.375% due 10/15/17	914,940
750,000	Prospect Capital Corp., 5.875% due 1/15/19	765,000
		1,679,940
	MEDIA - 2.6%
1,350,000	Liberty Interactive LLC, 3.500% due 1/15/31	750,938

	OIL & GAS - 1.8%
377,000	Chesapeake Energy Corp., 2.500% due 5/15/37	363,098
430,000	Energy XXI Bermuda Ltd., 3.000% due 12/15/18	127,925
14,000	Goodrich Petroleum Corp., 5.000% due 10/1/29	5,320
14,000	Stone Energy Corp., 1.750% due 3/1/17	12,688
		509,031
	OIL & GAS SERVICES - 1.8%
604,000	SEACOR Holdings, Inc., 3.000% due 11/15/28	527,367

	PHARMACEUTICALS - 3.1%
800,000	Omnicare, Inc., 3.250% due 12/15/35	878,000

	REAL ESTATE INVESTMENT TRUSTS - 10.9%
750,000	American Realty Capital Properties, Inc., 3.000% due 8/1/18	731,250
850,000	Campus Crest Communities, Inc., 4.750%, due 10/15/18, 144A	822,906
868,000	IAS Operating Partnership LP, 5.000% due 3/15/18, 144A	837,620
850,000	RAIT Financial Trust, 4.000%, due 10/1/33	728,875
		3,120,651

See accompanying notes to financial statements.

Ascendant Deep Value Convertibles Fund
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
March 31, 2015

Principal ($)		Value
	SEMICONDUCTORS - 3.9%
15,000	Advanced Micro Devices, Inc., 6.000% due 5/1/15	$15,056
900,000	Rambus, Inc., 1.125%, due 8/15/18	1,094,625
		1,109,681
	SOFTWARE - 5.9%
920,000	Cornerstone OnDemand, Inc. 1.500% due 7/1/18	897,575
800,000	Nuance Communications, Inc., 2.750% due 11/1/31	798,000
		1,695,575

	TOTAL CONVERTIBLE BONDS (Cost $22,632,182)	22,127,614

	NON-CONVERTIBLE BONDS - 1.2%
	HEALTHCARE-SERVICES - 0.9%
250,000	Community Health Systems, Inc., 8.000% due 11/15/19	266,250

	MEDIA - 0.3%
75,000	DISH DBS Corp., 6.750% due 6/1/21	80,063

	TOTAL NON-CONVERTIBLE BONDS (Cost $349,798)	346,313

Shares	SHORT-TERM INVESTMENT - 5.8%
	MONEY MARKET FUND - 5.8%
1,663,104	Dreyfus Cash Management, Institutional Shares, 0.03% * (Cost $1,663,104)	1,663,104

	TOTAL INVESTMENTS - 100.1% (Cost $29,076,147) (a)	$28,596,714
	OTHER ASSETS LESS LIABILITES - 0.1%	(33,926)
	NET ASSETS - 100.0%	$28,562,788

(a)	Represents cost for financial reporting purposes. Aggregate cost for federal tax purposes is $29,211,261 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$1,209,660
Unrealized Depreciation:	(1,824,207)
Net Unrealized Depreciation:	$(614,547)

144A - Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of March 31, 2015, such securities amounted to $3,067,758 or 10.7% of net assets.
* Money market fund; interest rate reflects seven-day yield on March 31, 2015.
ADR - American Depositary Receipt

See accompanying notes to financial statements.

The Ascendant Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
March 31, 2015

	Ascendant Balanced Fund	Ascendant Deep Value Convertibles Fund
ASSETS
Investment securities:
At cost	$18,823,362	$29,076,147
At value	$22,023,234	$28,596,714
Dividends and interest receivable	111,247	269,455
Receivable for Fund shares sold	2,243	13,478
Prepaid expenses & other assets	7,868	27,760
TOTAL ASSETS	22,144,592	28,907,407

LIABILITIES
Payable for investments purchased	—	249,704
Payable for Fund shares redeemed	925	43,365
Investment advisory fees payable	25,654	33,894
Distribution (12b-1) fees payable	1,085	5,675
Accrued expenses and other liabilities	14,547	11,981
TOTAL LIABILITIES	42,211	344,619
NET ASSETS	$22,102,381	$28,562,788

Net Assets Consist Of:
Paid in capital	$18,619,546	$31,147,193
Accumulated net investment income	83,875	90,611
Accumulated net realized gain (loss) from security transactions	199,088	(2,195,583)
Net unrealized appreciation (depreciation) of investments	3,199,872	(479,433)
NET ASSETS	$22,102,381	$28,562,788

See accompanying notes to financial statements.

The Ascendant Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)(Continued)
March 31, 2015

			Ascendant
	Ascendant Balanced		Deep Value Convertibles
	Fund		Fund
Net Asset Value Per Share:
Class A Shares:
Net Assets	$2,213,148		$24,584,933
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	157,767		1,945,242
Net asset value (Net Assets ÷ Shares Outstanding), and redemption price per share	$14.03	(b)	$12.64
Maximum offering price per share
(net asset value plus maximum sales charge of 5.75%) (a)	$14.88		$13.41

Class C Shares:
Net Assets	$687,955		$276,535
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	49,985		22,195
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$13.76	(b)	$12.46

Class I Shares:
Net Assets	$19,201,278		$3,701,320
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,364,552		291,798
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$14.07		$12.68	(b)

(a)	Purchases of $1,000,000 or more of Class A shares may be subject to a 1% contingent deferred sales charge.
(b)	The NAV and offering price shown above differs from the traded NAV on March 31, 2015 due to financial statement rounding and/or financial statement adjustments.

See accompanying notes to financial statements.

The Ascendant Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended March 31, 2015

	Ascendant Balanced Fund	Ascendant Deep Value Convertibles Fund
INVESTMENT INCOME
Dividends	$180,594	$130,479
Interest	145,240	485,451
Less: Foreign withholding taxes	(896)	—
TOTAL INVESTMENT INCOME	324,938	615,930

EXPENSES
Investment advisory fees	125,314	179,463
Distribution (12b-1) fees:
Class A	2,779	33,170
Class C	3,553	1,369
Administration fees	19,159	17,006
Fund accounting fees	13,714	13,714
Shareholder reporting expense	8,478	7,480
Transfer agent fees	7,546	14,420
Legal fees	7,480	6,483
Audit fees	6,732	6,732
Compliance officer fees	5,485	6,681
Registration fees	4,987	22,439
Trustees’ fees	4,737	4,737
Custody fees	2,493	2,493
Insurance expense	450	599
Other expenses	1,296	12,986
TOTAL EXPENSES	214,203	329,772

Plus: Expense recaptured by the Adviser	30,377	39,730

NET EXPENSES	244,580	369,502
NET INVESTMENT INCOME	80,358	246,428

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) from:
Security transactions	410,091	(2,140,158)
Distributions of capital gains from underlying investment companies	4,824	12,938
Net realized gain (loss)	414,915	(2,127,220)

Net change in unrealized appreciation (depreciation) on investments	(312,657)	366,877

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	102,258	(1,760,343)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERA	$182,616	$(1,513,915)

See accompanying notes to financial statements.

Ascendant Balanced Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	March 31, 2015	Year Ended
FROM OPERATIONS	(Unaudited)	September 30, 2014
Net investment income	$80,358	$155,792
Net realized gain from security transactions and options written	410,091	1,014,472
Distributions of capital gains from underlying investment companies	4,824	1,812
Net change in unrealized appreciation (depreciation) of investments	(312,657)	826,742
Net increase in net assets resulting from operations	182,616	1,998,818

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	(100,460)	—
Class C	(35,442)	—
Class I	(957,127)	—
From net investment income:
Class A	(7,555)	(6,780)
Class C	—	(21)
Class I	(124,347)	(149,820)
Net decrease in net assets from distributions to shareholders	(1,224,931)	(156,621)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class A	23,398	345,165
Class C	94,806	556,490
Class I	2,185,436	10,930,085
Net asset value of shares issued in reinvestment of distributions
Class A	104,454	6,619
Class C	13,749	16
Class I	1,053,252	147,480
Payments for shares redeemed
Class A	(108,053)	(1,377,468)
Class C	(115,865)	(73,690)
Class I	(4,036,019)	(7,177,537)
Redemption fee proceeds
Class A	—	5
Class C	—	1
Class I	—	47
Net increase (decrease) in net assets from shares of beneficial interest	(784,842)	3,357,213

TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,827,157)	5,199,410

NET ASSETS
Beginning of Period	23,929,538	18,730,128
End of Period*	$22,102,381	$23,929,538
*Includes undistributed net investment income of:	$83,875	$135,419

See accompanying notes to financial statements.

Ascendant Balanced Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the
	Six Months Ended	For the
	March 31, 2015	Year Ended
SHARE ACTIVITY - CLASS A	(Unaudited)	September 30, 2014
Shares Sold	1,644	24,094
Shares Reinvested	7,630	477
Shares Redeemed	(7,430)	(97,898)
Net increase (decrease) in shares of beneficial interest outstanding	1,844	(73,327)

SHARE ACTIVITY - CLASS C
Shares Sold	6,738	38,856
Shares Reinvested	1,021	1
Shares Redeemed	(8,368)	(5,149)
Net increase (decrease) in shares of beneficial interest outstanding	(609)	33,708

SHARE ACTIVITY - CLASS I
Shares Sold	153,159	769,373
Shares Reinvested	76,712	10,595
Shares Redeemed	(286,422)	(495,994)
Net increase (decrease) in shares of beneficial interest outstanding	(56,551)	283,974

See accompanying notes to financial statements.

Ascendant Deep Value Convertibles Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the
	Six Months Ended	For the
	March 31, 2015	Year Ended
FROM OPERATIONS	(Unaudited)	September 30, 2014
Net investment income	$246,428	$352,442
Net realized gain (loss) from security transactions and options written	(2,140,158)	1,027,073
Distributions of capital gains from underlying investment companies	12,938	—
Net change in unrealized appreciation (depreciation) of investments	366,877	(1,065,451)
Net increase (decrease) in net assets resulting from operations	(1,513,915)	314,064

DISTRIBUTIONS TO SHAREHOLDERS
From net realized gains:
Class A	(797,836)	(222,394)
Class C	(8,469)	(1,417)
Class I	(156,171)	(52,828)
From net investment income:
Class A	(70,738)	(454,281)
Class C	(295)	(1,929)
Class I	(12,789)	(104,370)
Net decrease in net assets from distributions to shareholders	(1,046,298)	(837,219)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold
Class A	4,199,177	34,412,384
Class C	110,000	207,200
Class I	1,475,893	3,635,407
Net asset value of shares issued in reinvestment of distributions
Class A	335,297	174,617
Class C	8,763	2,946
Class I	162,235	156,668
Payments for shares redeemed
Class A	(6,685,417)	(5,911,040)
Class C	(20,299)	(85,924)
Class I	(2,716,094)	(845,874)
Redemption fee proceeds
Class A	—	382
Class C	—	2
Class I	—	5
Net increase (decrease) in net assets from shares of beneficial interest	(3,130,445)	31,746,773

TOTAL INCREASE (DECREASE) IN NET ASSETS	(5,690,658)	31,223,618

NET ASSETS
Beginning of Period	34,253,446	3,029,828
End of Period*	$28,562,788	$34,253,446
*Includes accumulated net investment income (loss) of:	$90,611	$(71,995)

See accompanying notes to financial statements.

Ascendant Deep Value Convertibles Fund
STATEMENTS OF CHANGES IN NET ASSETS (Continued)

	For the
	Six Months Ended	For the
	March 31, 2015	Year Ended
SHARE ACTIVITY - CLASS A	(Unaudited)	September 30, 2014
Shares Sold	322,518	2,481,903
Shares Reinvested	26,689	13,009
Shares Redeemed	(519,640)	(426,899)
Net increase (decrease) in shares of beneficial interest outstanding	(170,433)	2,068,013

SHARE ACTIVITY - CLASS C
Shares Sold	8,382	15,252
Shares Reinvested	708	223
Shares Redeemed	(1,612)	(6,324)
Net increase in shares of beneficial interest outstanding	7,478	9,151

SHARE ACTIVITY - CLASS I
Shares Sold	110,974	261,632
Shares Reinvested	12,871	11,612
Shares Redeemed	(209,550)	(61,219)
Net increase (decrease) in shares of beneficial interest outstanding	(85,705)	212,025

See accompanying notes to financial statements.

Ascendant Balanced Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended		Year Ended	Period Ended
	2015		September 30,		September 30,	September 30,
Class A Shares	(Unaudited)		2014		2013	2012 (1)
Net asset value, beginning of period	$14.66		$13.47		$12.02	$10.00
Activity from investment operations:
Net investment income (2)	0.04		0.07		0.07	0.01
Net realized and unrealized gain on investments	0.04		1.17		1.42	2.03
Total from investment operations	0.08		1.24		1.49	2.04
Less distributions from:
Net investment income	(0.05)		(0.05)		—	(0.00	) (3)
Net realized gains	(0.66)		—		(0.04)	(0.02)
Total distributions	(0.71)		(0.05)		(0.04)	(0.02)
Paid-in-Capital From Redemption Fees (2)(3)	0.00		0.00		0.00	0.00
Net asset value, end of period	$14.03		$14.66		$13.47	$12.02
Total return (4)	0.69	% (8)	9.20%		12.40%	20.41	% (8)
Net assets, at end of period (000s)	$2,213		$2,285		$3,088	$4,577

Ratio of gross expenses to average net assets (5)(7)	2.08	% (6)	2.10	% (11)	2.40%	3.35	% (6)
Ratio of net expenses to average net assets (7)	2.34	% (6)	2.35	% (10)	2.35%	2.35	% (6)
Ratio of net investment income to average net assets (7)(9)	0.52	% (6)	0.48%		0.58%	0.10	% (6)
Portfolio Turnover Rate	36	% (8)	59%		63%	150	% (8)

(1)	The Ascendant Balanced Fund’s Class A shares commenced operations October 5, 2011.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Amount represents less than $0.01 per share.
(4)	Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not waived a portion of its fees, total returns would have been lower.
(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/ recoupments by the Adviser.
(6)	Annualized.
(7)	Does not include the expenses of other investment companies in which the Fund invests.
(8)	Not annualized.
(9)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(10)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursements fees from prior periods.
(11)	Represents ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods.

See accompanying notes to financial statements.

Ascendant Balanced Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended		Year Ended	Period Ended
	2015		September 30,		September 30,	September 30,
Class C Shares	(Unaudited)		2014		2013	2012 (1)
Net asset value, beginning of period	$14.40		$13.30		$11.96	$10.00
Activity from investment operations:
Net investment loss (2)	(0.02)		(0.04)		(0.02)	(0.07)
Net realized and unrealized gain on investments	0.04		1.14		1.40	2.05
Total from investment operations	0.02		1.10		1.38	1.98
Less distributions from:
Net investment income	—		(0.00	) (3)	—	—
Net realized gains	(0.66)		—		(0.04)	(0.02)
Total distributions	(0.66)		(0.00)		(0.04)	(0.02)
Paid-in-Capital From Redemption Fees (2)(3)	0.00		0.00		0.00	0.00
Net asset value, end of period	$13.76		$14.40		$13.30	$11.96
Total return (4)	0.34	% (8)	8.28%		11.54%	19.79	% (8)
Net assets, at end of period (000s)	$688		$728		$225	$202

Ratio of gross expenses to average net assets (5)(7)	2.83	% (6)	2.85	% (11)	3.15%	4.10	% (6)
Ratio of net expenses to average net assets (7)	3.09	% (6)	3.10	% (10)	3.10%	3.10	% (6)
Ratio of net investment loss to average net assets (7)(9)	(0.23	)% (6)	(0.31)%		(0.17)%	(0.65	)% (6)
Portfolio Turnover Rate	36	% (8)	59%		63%	150	% (8)

(1)	The Ascendant Balanced Fund’s Class C shares commenced operations October 5, 2011.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Amount represents less than $0.01 per share.
(4)
Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not waived a portion of its fees, total returns would have been lower.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/ recoupments by the Adviser.
(6)	Annualized.
(7)	Does not include the expenses of other investment companies in which the Fund invests.
(8)	Not annualized.
(9)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(10)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursements fees from prior periods.
(11)	Represents ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods.

See accompanying notes to financial statements.

Ascendant Balanced Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended		Year Ended	Period Ended
	2015		September 30,		September 30,	September 30,
Class I Shares	(Unaudited)		2014		2013	2012 (1)
Net asset value, beginning of period	$14.72		$13.56		$12.06	$10.00
Activity from investment operations:
Net investment income (2)	0.05		0.10		0.11	0.04
Net realized and unrealized gain on investments	0.05		1.17		1.43	2.05
Total from investment operations	0.10		1.27		1.54	2.09
Less distributions from:
Net investment income	(0.09)		(0.11)		—	(0.01)
Net realized gains	(0.66)		—		(0.04)	(0.02)
Total distributions	(0.75)		(0.11)		(0.04)	(0.03)
Paid-in-Capital From Redemption Fees (2)(3)	0.00		0.00		0.00	0.00
Net asset value, end of period	$14.07		$14.72		$13.56	$12.06
Total return (4)	0.80	% (8)	9.41%		12.78%	20.87	% (8)
Net assets, at end of period (000s)	$19,201		$20,916		$15,417	$6,676

Ratio of gross expenses to average net assets (5)(7)	1.82	% (6)	1.85	% (11)	2.07%	3.10	% (6)
Ratio of net expenses to average net assets (7)	2.09	% (6)	2.10	% (10)	2.07%	2.10	% (6)
Ratio of net investment income to average net assets (7)(9)	0.76	% (6)	0.71%		0.88%	0.35	% (6)
Portfolio Turnover Rate	36	% (8)	59%		63%	150	% (8)

(1)	The Ascendant Balanced Fund’s Class I shares commenced operations October 5, 2011.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Amount represents less than $0.01 per share.
(4)
Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not waived a portion of its fees, total returns would have been lower.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/ recoupments by the Adviser.
(6)	Annualized.
(7)	Does not include the expenses of other investment companies in which the Fund invests.
(8)	Not annualized.
(9)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(10)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursements fees from prior periods.
(11)	Represents ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods.

See accompanying notes to financial statements.

Ascendant Deep Value Convertibles Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended		Year Ended	Period Ended
	2015		September 30,		September 30,	September 30,
Class A Shares	(Unaudited)		2014		2013	2012 (1)
Net asset value, beginning of period	$13.65		$13.83		$12.44	$10.00
Activity from investment operations:
Net investment income (loss) (2)	0.10		0.18		0.05	(0.01)
Net realized and unrealized gain (loss) on investments	(0.69)		0.14	(12)	1.62	2.57
Total from investment operations	(0.59)		0.32		1.67	2.56
Less distributions from:
Net investment income	(0.04)		(0.31)		—	—
Net realized gains	(0.38)		(0.19)		(0.28)	(0.12)
Total distributions	(0.42)		(0.50)		(0.28)	(0.12)
Paid-in-Capital From Redemption Fees (2)	0.00	(3)	0.00	(3)	—	0.00	(3)
Net asset value, end of period	$12.64		$13.65		$13.83	$12.44
Total return (4)	(4.33	)% (8)	2.44%		13.45%	25.75	% (8)
Net assets, at end of period (000s)	$24,585		$28,885		$659	$1,540

Ratio of gross expenses to average net assets (5)(7)	2.14	% (6)	2.14	% (11)	7.37%	7.45	% (6)
Ratio of net expenses to average net assets (7)	2.40	% (6)	2.40	% (10)	2.40%	2.40	% (6)
Ratio of net investment income (loss) to average net assets (7)(9)	1.56	% (6)	1.30%		0.35%	(0.06	)% (6)
Portfolio Turnover Rate	83	% (8)	112%		165%	158	% (8)

(1)	The Ascendant Deep Value Convertibles Fund’s Class A shares commenced operations October 5, 2011.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Amount represents less than $0.01 per share.
(4)
Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not waived a portion of its fees, total returns would have been lower.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/ recoupments by the Adviser.
(6)	Annualized
(7)	Does not include the expenses of other investment companies in which the Fund invests.
(8)	Not annualized.
(9)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(10)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursements fees from prior periods.
(11)	Represents ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods
(12)
Net realized and unrealized gain on investments does not accord with the net amount reported in the Statement of Operations due to the timing of shareholder subscriptions and redemptions relative to fluctuating net asset values during the year.

See accompanying notes to financial statements.

Ascendant Deep Value Convertibles Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended		Year Ended	Period Ended
	2015		September 30,		September 30,	September 30,
Class C Shares	(Unaudited)		2014		2013	2012 (1)
Net asset value, beginning of period	$13.49		$13.67		$12.38	$10.00
Activity from investment operations:
Net investment income (loss) (2)	0.05		0.07		0.01	(0.10)
Net realized and unrealized gain (loss) on investments	(0.69)		0.16	(12)	1.55	2.60
Total from investment operations	(0.64)		0.23		1.56	2.50
Less distributions from:
Net investment income	(0.01)		(0.22)		—	—
Net realized gains	(0.38)		(0.19)		(0.27)	(0.12)
Total distributions	(0.39)		(0.41)		(0.27)	(0.12)
Paid-in-Capital From Redemption Fees (2)	0.00	(3)	0.00	(3)	—	—
Net asset value, end of period	$12.46		$13.49		$13.67	$12.38
Total return (4)	(4.70	)% (8)	1.77%		12.66%	25.14	% (8)
Net assets, at end of period (000s)	$277		$199		$76	$16

Ratio of gross expenses to average net assets (5)(7)	2.91	% (6)	2.89	% (11)	8.12%	8.20	% (6)
Ratio of net expenses to average net assets (7)	3.15	% (6)	3.15	% (10)	3.15%	3.15	% (6)
Ratio of net investment income (loss) to average net assets (7)(9)	0.85	% (6)	0.54%		0.06%	(0.81	)% (6)
Portfolio Turnover Rate	83	% (8)	112%		165%	158	% (8)

(1)	The Ascendant Deep Value Convertibles Fund’s Class C shares commenced operations October 5, 2011.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Amount represents less than $0.01 per share.
(4)
Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not waived a portion of its fees, total returns would have been lower.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/ recoupments by the Adviser.
(6)	Annualized
(7)	Does not include the expenses of other investment companies in which the Fund invests.
(8)	Not annualized.
(9)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(10)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursements fees from prior periods.
(11)	Represents ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods
(12)
Net realized and unrealized gain on investments does not accord with the net amount reported in the Statement of Operations due to the timing of shareholder subscriptions and redemptions relative to fluctuating net asset values during the year.

See accompanying notes to financial statements.

Ascendant Deep Value Convertibles Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Six Months Ended
	March 31,		Year Ended		Year Ended	Period Ended
	2015		September 30,		September 30,	September 30,
Class I Shares	(Unaudited)		2014		2013	2012 (1)
Net asset value, beginning of period	$13.69		$13.87		$12.49	$10.00
Activity from investment operations:
Net investment income (2)	0.11		0.22		0.09	0.02
Net realized and unrealized gain (loss) on investments	(0.70)		0.13	(12)	1.63	2.59
Total from investment operations	(0.59)		0.35		1.72	2.61
Less distributions from:
Net investment income	(0.04)		(0.34)		—	(0.00	) (3)
Net realized gains	(0.38)		(0.19)		(0.34)	(0.12)
Total distributions	(0.42)		(0.53)		(0.34)	(0.12)
Paid-in-Capital From Redemption Fees (2)	0.00	(3)	0.00	(3)	—	0.00	(3)
Net asset value, end of period	$12.68		$13.69		$13.87	$12.49
Total return (4)	(4.18	)% (8)	2.65%		13.77%	26.28	% (8)
Net assets, at end of period (000s)	$3,701		$5,170		$2,295	$991

Ratio of gross expenses to average net assets (5)(7)	1.88	% (6)	1.89	% (11)	7.12%	7.20	% (6)
Ratio of net expenses to average net assets (7)	2.15	% (6)	2.15	% (10)	2.15%	2.15	% (6)
Ratio of net investment income to average net assets (7)(9)	1.76	% (6)	1.56%		0.69%	0.19	% (6)
Portfolio Turnover Rate	83	% (8)	112%		165%	158	% (8)

(1)	The Ascendant Deep Value Convertibles Fund’s Class I shares commenced operations October 5, 2011.
(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.
(3)	Amount represents less than $0.01 per share.
(4)
Total returns shown are historical in nature and assume changes in share price, reinvestment of dividends and capital gains distributions, if any, and exclude the effect of applicable sales charges and redemption fees. Had the Adviser not waived a portion of its fees, total returns would have been lower.

(5)	Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements/ recoupments by the Adviser.
(6)	Annualized
(7)	Does not include the expenses of other investment companies in which the Fund invests.
(8)	Not annualized.
(9)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.
(10)	Represents the ratio of expenses to average net assets after adviser recapture of waived/reimbursements fees from prior periods.
(11)	Represents ratio of expenses to average net assets before adviser recapture of waived/reimbursed fees from prior periods
(12)
Net realized and unrealized gain on investments does not accord with the net amount reported in the Statement of Operations due to the timing of shareholder subscriptions and redemptions relative to fluctuating net asset values during the year.

See accompanying notes to financial statements.

The Ascendant Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
March 31, 2015

1. ORGANIZATION

The Ascendant Balanced Fund (“ABF”) and Ascendant Deep Value Convertibles Fund (previously known as Ascendant Diversified Income & Growth Fund) (“ADVCF”), are each a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a statutory trust organized under the laws of the State of Delaware on January 19, 2005, and registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. ABF and ADVCF each seek total return from income and growth of capital.

The Funds currently offer Class A, Class C and Class I shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.75%. Class C and Class I shares are offered at net asset value. Each class represents an interest in the same assets of the Fund and classes are identical except for differences in their sales charge structures and ongoing service and distribution charges. All classes of shares have equal voting privileges except that each class has exclusive voting rights with respect to its service and/or distribution plans. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Underlying Funds - The Fund may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). Open-end investment companies are valued at their respective net asset values as reported by such investment companies. Open-end investment companies value securities in their portfolios for which market quotations are readily available at their

The Ascendant Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2015

market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the open-end funds. The shares of many closed-end investment companies and exchange traded funds (“ETF’s”), after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company or ETF purchased by the Funds will not change.

The Funds may hold securities, such as private placements, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued at their fair market value as determined using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to a fair value team composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The team may also enlist third party consultants such as an audit firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value team is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source), (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause the adviser to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private placements or non-traded securities are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value team shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect

The Ascendant Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2015

to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

The Funds utilize various methods to measure fair value of all of their investments on a recurring basis. GAAP establishes the hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of March 31, 2015 for the Funds’ assets measured at fair value:

The Ascendant Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2015

Ascendant Balanced Fund
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$12,578,916	$—	$—	$12,578,916
Exchange Traded Funds	827,959	—	—	827,959
Mutual Fund	17,443	—	—	17,443
Non-Convertible Bonds	—	1,789,012	—	1,789,012
Convertible Bonds	—	5,916,263	—	5,916,263
U.S. Government Treasury Obligations	—	102,623	—	102,623
Purchased Put Options	—	37,790	—	37,790
Short-Term Investment	753,228	—	—	753,228
Total	$14,177,546	$7,845,688	$—	$22,023,234
Ascendant Deep Value Convertibles Fund
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$2,436,683	$—	$—	$2,436,683
Preferred Stocks	2,023,000	—	—	2,023,000
Convertible Bonds	—	22,127,614	—	22,127,614
Non-Convertible Bonds	—	346,313	—	346,313
Short-Term Investment	1,663,104	—	—	1,663,104
Total	$6,122,787	$22,473,927	$—	$28,596,714

There were no transfers in to or out of Level 1, Level 2 or Level 3 during the year. It is the Funds’ policy to recognize transfers in to or out of fair value levels at the end of the reporting period.

The Funds did not hold any Level 3 securities during the year.

* See Portfolio of Investments for industry classification.

Security Transactions and Related Income – Security transactions are accounted for on trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Option Transactions – The Funds are subject to equity price risk in the normal course of pursuing their investment objective and may purchase or sell options to help hedge against risk. When a Fund writes a call option, an amount equal to the premium received is included in the statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. As writer of an option, a Fund has no control over whether the option will be exercised and, as a result, retains the market risk of an unfavorable change in the price of the security underlying the written option.

The Ascendant Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2015

The Funds may purchase put and call options. Put options are purchased to hedge against a decline in the value of securities held in a Fund’s portfolio. If such a decline occurs, the put options will permit a Fund to sell the securities underlying such options at the exercise price, or to close out the options at a profit. The premium paid for a put or call option plus any transaction costs will reduce the benefit, if any, realized by a Fund upon exercise of the option, and, unless the price of the underlying security or index rises or declines sufficiently, the option may expire worthless to a Fund. In addition, in the event that the price of the security or index in connection with which an option was purchased moves in a direction favorable to a Fund, the benefits realized by a Fund as a result of such favorable movement will be reduced by the amount of the premium paid for the option and related transaction costs. Written and purchased options are non-income producing securities. With purchased options, there is minimal counterparty risk to a Fund since these options are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded options, guarantees against a possible default.

The amounts of realized and changes in unrealized gains and losses on derivative instruments during the year as disclosed in the Statements of Operations serve as indicators of the volume of derivative activity for the Fund. As of March 31, 2015, the amount of unrealized appreciation and realized gain (loss) on option contracts subject to equity price risk is as follows:

	ABF
	Change in
	Unrealized	Realized
	Gain (Loss)	Gain (Loss)
Options Purchased *	$(9,759)	$(184,616)

Such figures represent the effect of options purchased on the Statement of Operations.

* Included in net change in unrealized appreciation/depreciation on investments and net realized gain/(loss) from security transactions, respectively.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid annually. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Funds intend to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to their shareholders. Therefore, no provision for Federal income tax is required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds’ tax

The Ascendant Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2015

positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (2012-2014), or expected to be taken in the Funds’ 2015 tax returns. The Funds have identified their major tax jurisdictions as U.S. Federal, Nebraska and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Exchange Traded Funds – The Funds may invest in exchange traded funds. ETFs are a type of index fund bought and sold on a securities exchange. An ETF trades like common stock and represents a fixed portfolio of securities designed to track the performance and dividend yield of a particular domestic or foreign market index. The Funds may purchase an ETF to gain exposure to a portion of the U.S. or a foreign market. The risks of owning an ETF generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses, which are not readily identifiable to a specific fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss due to these warranties and indemnities to be remote.

3. INVESTMENT TRANSACTIONS

For the six months ended March 31, 2015, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments amounted to $7,468,019 and $7,776,841, respectively, for ABF. For the six months ended March 31, 2015, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $20,472,964 and $26,956,369, respectively, for ADVCF.

4. INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

Ascendant Advisors, LLC serves as the Funds’ Investment Adviser (the “Adviser”). Pursuant to an advisory agreement with the Trust, with respect to the Funds, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Funds pay the Adviser a management fee, computed and accrued daily and paid monthly, at an annual rate of 1.10% of ABF and 1.15% of ADVCF average daily net assets. For the

The Ascendant Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2015

six months ended March 31, 2015, ABF incurred $125,314 in advisory fees and ADVCF incurred $179,463 in advisory fees.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, at least until January 31, 2016, to waive a portion of its advisory fee and has agreed to reimburse ABF and ADVCF for other expenses to the extent necessary so that the total expenses incurred by the Funds (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Fund officers and Trustees, contractual indemnification of Fund service providers (other than the Adviser)) do not exceed the following:

	Class A	Class C	Class I
ABF	2.35%	3.10%	2.10%
ADVCF	2.40%	3.15%	2.15%

These amounts will herein be referred to as the “expense limitations” and are based upon a per annum of the Funds’ average daily net assets.

If the Adviser waives any fee or reimburses any expenses pursuant to the Waiver Agreement, and any Fund’s operating expenses are subsequently lower than their respective expense limitation, the Adviser shall be entitled to reimbursement by the Fund(s) provided that such reimbursement does not cause that Fund’s operating expenses to exceed the respective expense limitation. If any Fund’s operating expenses subsequently exceed the respective expense limitation, the reimbursements for such Fund(s) shall be suspended. The Adviser may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time. For the six months ended March 31, 2015, the Adviser recaptured fees in the amount of $30,377 for ABF and $39,730 for ADVCF.

The following amounts are subject to recapture by the Adviser by the following dates:

	9/30/2015	9/30/2016
ABF	$28,475	$1,902
ADVCF	$52,804	$102,188

During the six months ended March 31, 2015, AWM Services, LLC, a registered broker/dealer and an affiliate of the Adviser executed trades on behalf of the Funds. AWM Services, LLC received $29,267 from ABF and $65,118 from ADVCF in brokerage commissions.

Distributor- The Trust, on behalf of the Funds has adopted the Trust’s Master Distribution and Shareholder Servicing Plans pursuant to Rule 12b-1 under the 1940 Act for Class A shares and Class C shares of the Funds (the “Plans”). The Plans provide that a monthly service and/or distribution fee is

The Ascendant Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2015

calculated by the Funds at an annual rate of 0.25% of the average daily net assets of each Fund’s Class A shares and an annual rate of 1.00% of the average daily net assets of each Fund’s Class C shares. The Funds will pay Northern Lights Distributors, LLC (the “Distributor”) to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Funds’ shareholder accounts, not otherwise required to be provided by the Adviser. The Plans are compensation plans, which mean that compensation is provided regardless of 12b-1 expenses incurred.

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ shares. On sales of ABF’s Class A shares for the six months ended March 31, 2015, the Distributor received $230 from front-end sales charges of which $30 was retained by the principal underwriter or other affiliated broker-dealers. On sales of ADVCF’s Class A shares for the six months ended March 31, 2015, the Distributor received $1,128 from front-end sales charges of which $153 was retained by the principal underwriter or other affiliated broker-dealers.

In addition, certain affiliates of the distributor provide services to the Funds as follows:

Gemini Fund Services, LLC (“GFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with GFS, the Fund pays GFS customary fees for providing administration, fund accounting and transfer agency services to the Fund. A trustee and certain officers of the Fund are also officers of GFS, and are not paid any fees directly by the Fund for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”)- NLCS, an affiliate of GFS and the distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Gemcom, LLC (“Gemcom”)- Gemcom, an affiliate of GFS and the distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Gemcom receives customary fees from the Funds.

5. DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of Fund distributions for the following years was as follows:

For the year ended September 30, 2014:
	Ordinary	Long-Term
Fund	Income	Capital Gains	Total
ABF	$156,621	$—	$156,621
ADVCF	595,305	241,914	837,219

The Ascendant Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2015

For the year ended September 30, 2013:
	Ordinary	Long-Term
Fund	Income	Capital Gains	Total
ABF	$27,337	$5,065	$32,402
ADVCF	65,252	722	65,974

As of September 30, 2014, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Post October Loss	Capital Loss	Unrealized	Total
	Ordinary	Long-Term	and	Carry	Appreciation/	Accumulated
Fund	Income	Capital Gains	Late Year Loss	Forwards	(Depreciation)	Earnings/(Deficits)
ABF	$560,231	$451,903	$—	$—	$3,513,016	$4,525,150
ADVCF	782,829	174,403	—	—	(981,424)	(24,192)

The difference between book basis and tax basis unrealized appreciation (depreciation), accumulated ordinary income (loss) and accumulated net realized gain (loss) from security transactions is primarily attributable to the tax deferral of losses on wash sales and straddles, the market-to-market on open options contracts, and adjustments for real estate investment trusts, grantor trusts, partnerships, contingent payment debt instruments and return of capital distributions from C-Corporations.

Permanent book and tax differences, primarily attributable to the reclassification of Fund distributions and tax adjustments related to real estate investment trusts, grantor trusts, partnerships and return of capital distributions from C-Corporations, resulted in reclassification for the year ended September 30, 2014 as follows:

	Paid	Accumulated	Accumulated
	In	Net Investment	Net Realized
Fund	Capital	Income (Loss)	Gains (Losses)
ABF	$—	$(5,089)	$5,089
ADVCF	—	132,401	(132,401)

6. REDEMPTION FEES

The Funds may assess a short-term redemption fee of 2.00% of the total redemption amount if a shareholder sells their shares after holding them for less than 30 days. The redemption fee is paid directly to the specific Fund in which the short-term redemption fee occurs. Effective the January 27, 2014 Prospectus, the Funds will no longer charge a redemption fee. The fees disclosed in the financials were charged prior to the January 27th Prospectus filing.

The Ascendant Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
March 31, 2015

7. SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has concluded that there is no impact requiring adjustment or disclosure in the financial statements.

The Ascendant Funds
EXPENSE EXAMPLES (Unaudited)
March 31, 2015

As a shareholder of Ascendant Balanced Fund and Ascendant Deep Value Convertibles Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) and redemption fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in Ascendant Balanced Fund and Ascendant Deep Value Convertible Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2014 through March 31, 2015.

Actual Expenses

The “Actual Expenses” line in the table below provides information about actual account values and actual expenses. You may use the information below together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on The Ascendant Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), or redemption fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

				Expense Ratio
	Beginning	Ending	Expenses Paid	During Period
	Account Value	Account Value	During Period	10/1/14 –
Actual	10/1/14	3/31/15	10/1/14 – 3/31/15*	3/31/15**
Ascendant Balanced Fund:
Class A	$1,000.00	$1,006.90	$11.71	2.34%
Class C	$1,000.00	$1,003.40	$15.43	3.09%
Class I	$1,000.00	$1,008.00	$10.46	2.09%
Ascendant Deep Value Convertibles Fund:
Class A	$1,000.00	$956.70	$11.71	2.40%
Class C	$1,000.00	$953.00	$15.34	3.15%
Class I	$1,000.00	$958.20	$10.50	2.15%

The Ascendant Funds
EXPENSE EXAMPLES (Unaudited)(Continued)
March 31, 2015

				Expense Ratio
	Beginning	Ending	Expenses Paid	During Period
	Account Value	Account Value	During Period	10/1/14 –
Hypothetical (5% return before Expenses)	10/1/14	3/31/15	10/1/14– 3/31/15*	3/31/15**
Ascendant Balanced Fund:
Class A	$1,000.00	$1,013.26	$11.75	2.34%
Class C	$1,000.00	$1,009.52	$15.48	3.09%
Class I	$1,000.00	$1,014.51	$10.50	2.09%
Ascendant Deep Value Convertibles Fund:
Class A	$1,000.00	$1,012.96	$12.04	2.40%
Class C	$1,000.00	$1,009.22	$15.78	3.15%
Class I	$1,000.00	$1,014.21	$10.80	2.15%

* Expenses are equal to the average account value over the period, multiplied by the Funds’ annualized expense ratio, multiplied by the number of days in the period (182) days for each Fund’s divided by the number of days in the fiscal year (365).
** Annualized.

The Ascendant Funds
SUPPLEMENTAL INFORMATION (Unaudited)
March 31, 2015

The Ascendant Balanced Fund* - Adviser- Ascendant Advisors, LLC

          In connection with the regular meeting held on December 9 & 10, 2014 the Board of Trustees (the “Trustees”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, discussed the renewal of an investment advisory agreement (the “Advisory Agreement”) between Ascendant Advisors, LLC (“the “Adviser”) and the Trust, with respect to the Ascendant Balanced Fund (the “Fund”). In considering the renewal of the Advisory Agreement, the Trustees received materials specifically relating to the Advisory Agreement.

          The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

          Nature, Extent and Quality of Services. The Trustees discussed the Adviser’s history noting it was founded in 1970, and manages approximately $140 million in assets for high net worth families and institutions, providing active portfolio management of various strategies through several platforms including separately managed accounts, asset allocation strategies and mutual funds. The Trustees reviewed the background information of the key investment personnel responsible for servicing the Fund, taking into consideration their education and noting the investment team has a deep and diversified financial industry experience, with most having previously held positions at large financial institutions. The Trustees noted that in March 2014 a portfolio manager left the firm with the founder and president of the advisory firm assuming the portfolio management responsibility. The Trustees observed that portfolio management services to the Fund were largely unaffected by the change since the President is thoroughly experienced with the program. They noted that the Adviser provides research, analysis, execution, compliance and marketing services to the Fund. The Trustees reviewed the Adviser’s investment process noting its philosophy is based on the belief that investment styles rotate in and out of favor as the market environment changes, so the Adviser employs a multi-step process that includes quantitative research to analyze fundamental and technical factors in order to identify securities with the potential to outperform, and then rotate the portfolio holdings as market conditions change. Recognizing that not all investment strategy risk can be eliminated, the Trustees reviewed the Adviser’s risk management approach observing that the Adviser does not employ traditional hedging methods but has conviction in the strength of its quantitatively driven research process based on value and momentum investment style and an experienced investment committee that monitors and reviews the Fund’s holdings. The Trustees acknowledged the Adviser’s longevity, experienced investment team, use of an investment committee, and an investment process that it has employed for over 40 years, to conclude that that the Adviser should continue to provide high quality service to the Fund and its shareholders.

          Performance. The Trustees reviewed the Fund’s performance as compared to its peer group, benchmark, and Morningstar category. The Trustees noted the Fund outperformed its peer group over the 1-year, 2-year, and 3-year periods, underperformed the Fund’s blended benchmark index during each period, and underperformed the Morningstar Aggressive Allocation Category average during the 1-year period while outperforming the Morningstar category over the 2-year and 3-year periods. The Trustees considered that the Fund’s upside capture over the past year

The Ascendant Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
March 31, 2015

was similar to the Fund’s downside capture, which does not compare favorably to the blended benchmark. After further discussion, the Trustees agreed that the Adviser is achieving the Fund’s objective of total return and its performance is acceptable.

          Fees and Expenses. The Trustees noted the Fund’s advisory fee is 1.10%, which is higher than its peer group average and significantly higher than its Morningstar category average. The Trustees acknowledged the Adviser’s assertion that many of the funds in the Fund’s peer group are passively managed asset allocation funds through which the peer funds’ advisers received additional fees through other sources. They further considered that the advisory fee is lower than the fee charged by the Adviser to its other accounts. The Trustees discussed the fact that the Fund’s net expense ratio is lower than the peer group average, while exceeding the Morningstar category average. The Trustees discussed the expense limitation agreement currently in place and noted the Adviser intends to renew the agreement. After further discussion, the Trustees agreed that the fees were not unreasonable.

          Economies of Scale. The Trustees considered that the Adviser has been subsidizing the Fund for years and noted that economies of scale are unlikely to be truly realized until the Adviser is able to recapture its fees. The Trustees noted that the Adviser estimated economies of scale will be realized for the Fund at approximately $100 million in Fund assets. They noted the Adviser indicated its willingness to consider breakpoints as the Fund’s assets grow. After discussion, the Trustees agreed that the absence of breakpoints was acceptable at this time.

          Profitability. The Trustees considered the estimated profits realized by the Adviser in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit with respect to the services provided to the Fund. They noted that the Adviser is realizing a reasonable profit from its relationship with the Fund. The Trustees reviewed a profitability analysis provided by the Adviser and noted that, based on the information provided, the profits earned by the Adviser from its relationship with the Fund is not excessive.

          Conclusion. Having requested and received such information from the Adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of counsel, the Trustees concluded that the advisory fee structure for the Fund is reasonable and that renewal of the Advisory Agreement is in the best interests of the shareholders the Ascendant Balanced Fund.

          * Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

The Ascendant Funds
SUPPLEMENTAL INFORMATION (Unaudited)
March 31, 2015

Ascendant Deep Value Convertibles Fund* - Adviser- Ascendant Advisors, LLC

          In connection with the regular meeting held on December 9 & 10, 2014 the Board of Trustees (the “Trustees”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, discussed the renewal of an investment advisory agreement (the “Advisory Agreement”) between Ascendant Advisors, LLC (“the “Adviser”) and the Trust, with respect to the Ascendant Deep Value Convertibles Fund (the “Fund”). In considering the renewal of the Advisory Agreement, the Trustees received materials specifically relating to the Advisory Agreement.

          The Trustees relied upon the advice of legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreement, and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the Advisory Agreement.

          Nature, Extent and Quality of Services. The Trustees discussed the Adviser’s history noting it was founded in 1970, and manages approximately $140 million in assets for high net worth families and institutions, providing active portfolio management of various strategies through several platforms including separately managed accounts, asset allocation strategies and mutual funds. The Trustees reviewed the background information of the key investment personnel responsible for servicing the Fund, taking into consideration their education and noting the investment team has a deep and diversified financial industry experience, with most having previously held positions at large financial institutions. The Trustees noted that in March 2014 a portfolio manager left the firm with the founder and president of the advisory firm assuming the portfolio management responsibility. The Trustees observed that portfolio management services to the Fund were largely unaffected by the change since the President is thoroughly experienced with the program. They noted that the Adviser provides research, analysis, execution, compliance and marketing services to the Fund. The Trustees reviewed the Adviser’s investment process noting its philosophy is based on the belief that investment styles rotate in and out of favor as the market environment changes, so the Adviser employs a multi-step process that includes quantitative research to analyze fundamental and technical factors in order to identify securities with the potential to outperform, and then rotate the portfolio holdings as market conditions change. Recognizing that not all investment strategy risk can be eliminated, the Trustees reviewed the Adviser’s risk management approach observing that the Adviser does not employ traditional hedging methods but has conviction in the strength of its quantitatively driven research process based on value and momentum investment style and an experienced investment committee that monitors and reviews the Fund’s holdings. The Trustees acknowledged the Adviser’s longevity, experienced investment team, use of an investment committee, and an investment process that it has employed for over 40 years, to conclude that that the Adviser should continue to provide high quality service to the Fund and its shareholders.

          Performance. The Trustees reviewed the Fund’s performance as compared to its peer group, benchmark, and Morningstar category. The Trustees noted the recent performance figures for the Fund are the most appropriate measure, given the fact that the Fund’s approach changed at the beginning of 2014. The Trustees acknowledged that the Fund underperformed the Fund’s benchmark, Convertibles Morningstar Category, and peer group over the 1-year period. The

The Ascendant Funds
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
March 31, 2015

Trustees discussed the strategy’s emphasis on the “bond like” segment of the convertibles space, which is likely to trail strong equity markets. After further discussion, the Trustees agreed that the Adviser is achieving the Fund’s objective of total return, that the new strategy needs additional time to fully evaluate it, and performance is acceptable in light of these and other factors.

          Fees and Expenses. The Trustees noted the Fund has an advisory fee of 1.15%, which exceeds the average advisory fee of its peer group and of its Morningstar category. The Trustees also noted that the Fund’s advisory fee is higher than the highest advisory fee of the funds in its peer group. The Trustees considered that the Fund has a higher net expense ratio than its peer group average and its Morningstar category average, noting that the Fund has the highest net expense ratio in the Convertibles Morningstar category. When evaluating the Fund’s expense ratio, the Trustees considered that the Fund is very small in comparison to larger funds in the peer group and Morningstar category that may benefit from economies of scale. The Trustees discussed the expense limitation agreement currently in place and noted the Adviser waived its entire fee during the fiscal year and intends to renew the agreement. After further discussion, in light of the size of the Fund and the expense limitations currently in place, the Trustees agreed that the fees were not unreasonable.

          Economies of Scale. The Trustees considered that the Adviser has been subsidizing the Fund for years and noted that economies of scale are unlikely to be truly realized until the Adviser is able to recapture its fees. The Trustees noted that the Adviser estimated economies of scale will be realized for the Fund at approximately $100 million in Fund assets. They noted the Adviser indicated its willingness to consider breakpoints as the Fund’s assets grow. After discussion, the Trustees agreed that the absence of breakpoints was acceptable at this time.

          Profitability. The Trustees considered the estimated profits realized by the Adviser in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit with respect to the services provided to the Fund. They noted that the Adviser is realizing a reasonable profit from its relationship with the Fund. The Trustees reviewed a profitability analysis provided by the Adviser and noted that, based on the information provided, the profits earned by the Adviser from its relationship with the Fund is not excessive.

          Conclusion. Having requested and received such information from the adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of independent counsel, the Trustees concluded that the advisory fee structure is reasonable and that renewal of the Advisory Agreement is in the best interests of the shareholders of Ascendant Deep Value Convertibles Fund.

          * Due to timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Fund.

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

Rev. February 2014

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?
Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depends on the product or service that you have with us. This information can include:
	●	Social Security number and wire transfer instructions
	●	account transactions and transaction history
	●	investment experience and purchase history
When you are no longer our customer, we continue to share your information as described in this notice.

How?
All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?     Call 1-402-493-4603

PRIVACY NOTICE

NORTHERN LIGHTS FUND TRUST

What we do:
How does Northern Lights Fund Trust protect my personal information?
To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.
How does Northern Lights Fund Trust collect my personal information?	We collect your personal information, for example, when you

	●	open an account or deposit money
	●	direct us to buy securities or direct us to sell your securities
	●	seek advice about your investments
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only:

	●	sharing for affiliates’ everyday business purposes – information about your creditworthiness.
	●	affiliates from using your information to market to you.
	●	sharing for nonaffiliates to market to you.
State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
	●	Northern Lights Fund Trust does not share with its affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies.
	●	Northern Lights Fund Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you.
	●	Northern Lights Fund Trust doesn’t jointly market.

PROXY VOTING POLICY

Information regarding how each Fund voted proxies relating to portfolio securities for the most recent twelve month period ended June 30 as well as a description of the policies and procedures that each Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-855-527-2363 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-855-527-2363.

INVESTMENT ADVISER
Ascendant Advisors, LLC
Four Oaks Place
1330 Post Oaks Blvd., Suite 1550
Houston, TX 77056

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, New York 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 6/11/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew B. Rogers

Andrew B. Rogers, Principal Executive Officer/President

Date 6/11/15

By (Signature and Title)

/s/ Kevin E. Wolf

Kevin E. Wolf, Principal Financial Officer/Treasurer

Date 6/11/15